Core Fund (Prospectus Summary) | Core Fund
FUND SUMMARY
Investment Objective:
The investment objective of The Core Fund is a high level of income over the long term consistent with the preservation of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Core Fund	Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed, if sold within 120 days)	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Core Fund		Class I	Class Y
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		none	none
Shareholder Servicing		0.25%	0.25%
Interest Expense		none	none
Other Expenses (Excluding Interest Expense and Shareholder Servicing)	[1]	0.09%	0.09%
Other Expenses		0.34%	0.34%
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%
Total Annual Fund Operating Expenses		1.36%	1.36%
Fee Waiver	[3]	(0.61%)	(0.81%)
Total Annual Fund Operating Expenses After Fee Waiver		0.75%	0.55%
[1]	Other Expenses (Excluding Interest Expense and Shareholder Servicing) have been restated to reflect current management fee waiver and expense reimbursement arrangements.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The adviser has contractually agreed to waive fees and/or reimburse expenses through April 30, 2013.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Core Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I	77	371	688	1,585
Class Y	56	352	668	1,567

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover was 78%
of the average value of its portfolio.
Principal Investment Strategies:
The Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in U.S. Government securities. U.S. Government securities are those issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as asset-backed securities invested in U.S.
Government guaranteed loans, money market funds investing primarily in
U.S. Government securities and repurchase agreements that are fully collateralized by U.S. Government securities. Under normal circumstances, the  Fund's portfolio will have a dollar-weighted average effective maturity of no more than 3 years and at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes)
will be invested in U.S. Government securities.

The adviser ordinarily allocates most of the Fund's assets among relatively higher-yielding sectors of the U.S. Government securities universe, including:
(1) mortgage-backed securities, (2) asset-backed securities (including auction rate securities), (3) callable bonds, (4) structured notes, (5) step-up notes and (6) cash equivalents. Mortgage-backed and asset-backed securities represent an ownership interest in a pool of mortgage loans or other types of loans. These securities have a relatively higher yield because the borrower has the right to prepay its loan, which makes a security's maturity uncertain. Similarly, callable bonds have a relatively higher yield because the borrower has the right to prepay (call) the security prior to its stated final maturity. Structured notes have interest and/or principal payments indexed to certain interest rates or one or more indices. Step-up obligations have a coupon rate that "steps-up"
periodically and typically are callable. These securities have higher yields because of the uncertainty of the interest payments and maturity. However, when the adviser deems it appropriate, the adviser will invest some or all of the
Fund's assets in lower-yielding sectors of the U.S. Government universe that are less sensitive to interest rate increases.

The Fund may invest the remainder of its assets in securities other than U.S.
Government securities, including mortgage-backed securities, asset-backed securities, money market investments (including money market funds), commercial paper and taxable municipal securities (including auction rate securities). The
Fund may also employ borrowing by using reverse repurchase agreements to make additional investments when the adviser believes investment returns will exceed borrowing costs.

The adviser also seeks to achieve the capital preservation component of the
Fund's objective by maintaining a relatively short weighted average effective maturity and by using a variety of derivative instruments in an attempt to limit
(hedge) interest rate risk and reduce the volatility of the Fund's share price. The adviser may buy or sell options, futures contracts and options on futures contracts, as well as enter into swap and structured contracts for these purposes. Generally, the adviser uses these instruments to extend the Fund's duration when interest rates are expected to decline and to reduce the Fund's duration when interest rates are expected to rise. The Fund may also use these instruments to increase the Fund's income or gain.

In general terms, the adviser buys securities that it believes offer attractive yields and are undervalued relative to other securities of similar quality and interest rate sensitivity. The adviser sells securities when they no longer meet these criteria, to adjust the asset allocation, or to manage the average effective maturity or duration of the Fund's portfolio. The adviser may engage in frequent buying and selling of portfolio securities and futures contracts in seeking to achieve the Fund's investment objective.
Principal Investment Risks:
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

·  Government Risk. The U.S. Government's guarantee of ultimate payment of principal and timely payment of interest on
   certain U.S. Government securities owned by the Fund does
   not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate. In addition, securities issued or guaranteed by federal agencies or
   instrumentalities may or may not be backed by the full faith and credit of the U.S. Government.

·  Interest Rate Risk.  The value of the Fund's securities will decrease when interest rates rise.

·  Market Risk.  The bond market may decrease in value, and it may decreas in value sharply and unpredictably.

·  Management Risk. The securities selected by the adviser may underperform the bond market or mutual funds with similar
   investment objectives and strategies. The adviser may not be successful in limiting the Fund's interest rate risk.

·  Specific Maturity Risk. The specific maturities in which the
   Fund invests may fall in value more than other
   maturities. Generally, due to changes in interest rates and other factors, the value of a portfolio of bonds with a
   longer effective maturity will fluctuate more than the value of a portfolio of bonds with a shorter effective maturity.

·  Prepayment Risk. The value of the callable, mortgage-backed and asset-backed securities held by the Fund may go down as a result of changes in prepayment rates on the underlying
   mortgages or consumer loans. During periods of declining
   interest rates, prepayment usually increases and the Fund
   may have to reinvest prepayment proceeds at a lower interest rate.

·  Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when
   due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its
   obligation.

·  Derivative Risk. The Fund may invest in structured
   instruments, which are considered derivatives. The value of derivative securities is dependent upon the performance of underlying securities or indices. If the underlying
   securities or indices do not perform as expected, the value of the derivative security may decline. Generally,
   derivatives are more volatile and riskier in terms of both liquidity and value than traditional investments.

·  Futures and Options Risk. The use of options, futures
   contracts or options on futures contracts for risk
   management or hedging purposes may not be successful,
   resulting in losses to the Fund. In addition, the cost of
   hedging may reduce the Fund's returns, and the use of
   futures and options for investment purposes increases the
   Fund's potential for loss.

·  Leverage Risk. This is the risk associated with securities or practices that multiply small market movements into large changes in value. Leverage is often associated with
   investments in derivatives, such as futures and
   options. Reverse repurchase agreements, a form of borrowing, are subject to leverage risk.

·  Reverse Repurchase Transaction Risk. Reverse repurchase
   transactions also involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the
   securities. In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in
   repurchasing the portfolio securities and losses. Reverse
   repurchase transactions may increase fluctuations in the
   Fund's net asset value.

·  Liquidity Risk. Liquidity risk exists when particular
   investments of the Fund would be difficult to purchase or
   sell, possibly preventing the Fund from selling such
   illiquid securities at an advantageous time or price. If an auction fails for an auction rate security, there may no
   secondary market for the security and the Fund may be forced to hold the security until the security is refinanced by the issuer or a secondary market develops.

Is the Fund Right for You?

The Fund may be a suitable investment for:
·  Investors seeking a fund with a high level of income over the long term consistent with the preservation of capital

·  Investors seeking to diversify their holdings with bonds and other fixed income securities

·  Investors willing to accept price fluctuations in their
investments
Performance
The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Class I shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund's shares over time to the performance of a broad-based market index. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. All returns are for Class I shares, except as otherwise indicated.
Class I shares Annual Total Return (Years ended December 31)

During the period shown in the bar chart, the highest return for a quarter was
1.55% during the quarter ended September 30, 2007, and the lowest return for a quarter was (0.31)% during the quarter ended June 30, 2004.
Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Total Returns Core Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Class I	Class I Return Before Taxes		(0.26%)	2.41%	2.38%	Jan. 09, 2002
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions		(0.76%)	1.25%	1.32%	Jan. 09, 2002
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares		(0.17%)	1.38%	1.40%	Jan. 09, 2002
Class Y	Class Y Return Before Taxes		0.05%		2.52%	May 01, 2007
One-Year Constant Maturity Treasury Index	One-Year Constant Maturity Treasury Index (reflects no deductions for fees, expenses or taxes)	[1]	0.18%	1.43%	2.08%	Jan. 09, 2002	1.18%	May 01, 2007
[1]	One-Year Constant Maturity Treasury Index is composed of U.S. Treasury securities adjusted to a constant maturity of 1 year, as made available by the Federal Reserve Board.

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class Y shares are not shown and will vary.